Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Health Care Index ETF	Nov. 29, 2024
Fidelity MSCI Health Care Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	2.48%
Past 5 years	10.94%
Past 10 years	10.98%
Fidelity MSCI Health Care Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.12%
Past 5 years	10.56%
Past 10 years	10.58%
Fidelity MSCI Health Care Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.70%
Past 5 years	8.66%
Past 10 years	9.01%
IXWN0
Average Annual Return:
Past 1 year	2.56%
Past 5 years	11.03%
Past 10 years	11.09%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%